UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      One Compass Advisors

Address:   200 East 12th Street
           Jeffersonville, IN  47130


Form 13F File Number: 028-10338


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul H. Stropkay
Title:  CFA
Phone:  502-569-5770

Signature,  Place,  and  Date  of  Signing:

/s/ Paul H. Stropkay, CFA          Jeffersonville, IN                 8/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-04395        Baillie Gifford Overseas Limited
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028-03697        Sound Shore Management, Inc.
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028-04557        Wellington Management Co.
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028-05621        Santa Barbara Asset Management
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028-01911        Robert W. Baird & Co.
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028-05269        Earnest Partners, LLC
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028-06451        Sterling Capital Management
---------------  ---------------------------------------------------------------
028-11092        TimeSquare Capital Management
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